Average Annual Total Returns - Small-Cap Growth ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P SmallCap 600® Growth Index OneYear		S&P SmallCap 600® Growth Index FiveYears		S&P SmallCap 600® Growth Index TenYears		S&P SmallCap 600® Growth Index InceptionDate
Total	18.95%	8.84%	12.10%	Sep. 04, 2001	18.95%	8.47%	11.72%	11.22%	6.90%	10.02%	17.80%	7.75%	10.98%	Sep. 04, 2001	21.13%	[1]	10.87%	[1]	14.20%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.